                                                            File Nos. 333-64833
                                                                       811-8872


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 15

                            SEPARATE ACCOUNT VA-P OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              (Name of Depositor)
                               440 Lincoln Street
                               Worcester MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
              (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
          First Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

___X___ immediately upon filing pursuant to Paragraph (b) of Rule 485
_______ on (date) pursuant to Paragraph (b) of Rule 485
_______ 60 days after filing pursuant to Paragraph (a) (1) of Rule 485
_______ on (date) pursuant to Paragraph (a) (1) of Rule 485
_______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 was filed on or before March 30, 1998.

This Post-Effective Amendment No. 2 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of Separate Account VA-P of First Allmerica Financial Life Insurance Company dated May 1, 1999 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 1 on April 23, 1999 and is incorporated by reference herein.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                   CAPTION IN PROSPECTUS
-----------------                   ---------------------
1...................................Cover Page

2...................................Special Terms

3...................................Summary of Fees and Expenses; Summary of Contract Features

4...................................Condensed Financial Information; Performance Information

5...................................Description of the Companies, the Variable Accounts and Pioneer Variable
                                    Contracts Trust

6...................................Charges and Deductions

7...................................Description of the Contract

8...................................Electing the Form of Annuity and the Annuity Date; Description of Variable
                                    Annuity Payout Options; Annuity Benefit Payments

9...................................Death Benefit

10..................................Payments; Computation of Values; Distribution

11..................................Surrender; Withdrawals; Texas Optional Retirement Program

12..................................Federal Tax Considerations

13..................................Legal Matters

14..................................Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO.                   CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION
----------------                    -----------------------------------------------

15..................................Cover Page

16..................................Table of Contents

17..................................General Information and History

18..................................Services

19..................................Underwriters

20..................................Underwriters

21..................................Performance Information

22..................................Annuity Benefit Payments

23..................................Financial Statements

                              SEPARATE ACCOUNT VA-P
                                PIONEER C-VISION

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                                       ***
A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the Strategic Income Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. THE PIONEER C-VISION VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "thirteen" is substituted for the word "twelve" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the following is added to the listing of investment options: "Strategic Income Portfolio."

Under "5. EXPENSES" in the Profile, the following is inserted into the table on page P-3:

                                                                                           EXAMPLES:
                                                                                   TOTAL ANNUAL EXPENSES AT
                                                                                   ------------------------
                                    TOTAL ANNUAL    TOTAL ANNUAL
                                      INSURANCE      PORTFOLIO      TOTAL ANNUAL        (1)          (2)
PORTFOLIO                              CHARGES        EXPENSES        CHARGES         1 YEAR       10 YEARS
---------                              -------        --------        -------         ------       --------
Strategic Income Portfolio*.........    1.44%          1.25%           2.69%            $27          $299

The footnote under "5. EXPENSES" in the Profile is amended to add the following:

* Portfolio expenses are estimated and annualized for the Strategic Income Portfolio which commenced operations on July 30, 1999. Portfolio expenses are annualized for the Emerging Markets and Europe Portfolios which commenced operations on October 30, 1998. In addition, Pioneer Investment Management, Inc. has agreed voluntarily to waive its management fee and/or make other arrangements, if necessary, to reduce portfolio expenses. For more information, see the Fee Table in the Prospectus for the Contract.

"STRATEGIC INCOME PORTFOLIO" is added after Swiss Franc Bond Portfolio in the listing of Portfolios on page 1 of the Prospectus and in the listing of "UNDERLYING PORTFOLIOS (OR PORTFOLIOS)" under "SPECIAL TERMS" on page 5 of the Prospectus.

The following information on the Strategic Income Portfolio is added to the Annual Underlying Portfolio Expenses table on page 7 of the Prospectus:

                                                                     Other Expenses        Total Portfolio Expenses
                                           Management Fee              (after any            (after any waivers/
                                        (after any voluntary       reimbursements and         reimbursements and
Portfolio                                      waivers)                  offsets)                   offsets)
---------                               --------------------       ------------------      ------------------------
Strategic Income Portfolio(1).......            0.65%                     0.60%                      1.25%

Footnote 1 on page 7 of the Prospectus is amended as follows:

(1) The Strategic Income Portfolio commenced operations on July 30, 1999, therefore, expenses are estimated and annualized and should not be considered representative of future expenses. Actual expenses may be greater or less than those shown. The Emerging Markets and Europe Portfolios commenced operations on October 30, 1998; therefore, expenses shown are annualized after expense reimbursements and should not be considered representative of future expenses.

The paragraph following Footnote 3 on page 7 of the Prospectus is amended in its entirety as follows:

Pioneer is the investment adviser to each Portfolio. As of the date of this Prospectus, Pioneer has agreed voluntarily to limit its management fee and/or reimburse each Portfolio for expenses to the extent that total expenses will not exceed 1.75% for the Emerging Markets Portfolio; 1.50% for the International Growth Portfolio; 1.50% for the Europe Portfolio; 1.25% for the Growth Shares Portfolio, the Real Estate Growth Portfolio, the Growth and Income Portfolio, the Swiss Franc Bond Portfolio, the Strategic Income Portfolio, and the America Income Portfolio and 1.00% for the Money Market Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind the Manager to declare future expense limitations with respect to these funds. These limitations/waivers may be terminated at any time with notice.

The following cumulative expense information is added to Examples (1), (2) and
(3) on pages 8 and 9 of the Prospectus:

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(1)                                          ------         -------         -------        --------
Strategic Income Portfolio..............       $27            $83             $141           $299

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(2)                                          ------         -------         -------        --------
Strategic Income Portfolio..............       $29            $90             $153           $323

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(3)                                          ------         -------         -------        --------
Strategic Income Portfolio..............       $32            $97             $165           $346

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" on page 12 of the Prospectus is deleted and replaced with the following:

         THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the thirteen Underlying Portfolios:

         Emerging Markets Portfolio         Growth and Income Portfolio
         International Growth Portfolio     Equity-Income Portfolio
         Europe Portfolio                   Balanced Portfolio
         Capital Growth Portfolio           Swiss Franc Bond Portfolio
         Growth Shares Portfolio            Strategic Income Portfolio
         Real Estate Growth Portfolio       America Income Portfolio
                                            Money Market Portfolio

Under "PIONEER VARIABLE CONTRACTS TRUST" on page 17 of the Prospectus, the word "thirteen" is substituted for the word "twelve" and "STRATEGIC INCOME PORTFOLIO" is added after Swiss Franc Bond Portfolio in the fifth sentence.

The following summary of the investment objective of the Strategic Income Portfolio is inserted as the eleventh Portfolio summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 18 of the Prospectus:

     STRATEGIC INCOME PORTFOLIO - seeks to invest in debt securities for a high level of current income.


THE FOLLOWING INFORMATION IS ADDED TO THE FEE DISCLOSURES UNDER "INVESTMENT ADVISORY SERVICES" ON PAGE 19 OF THE PROSPECTUS:

                                                     MANAGEMENT FEE AS A
                                                   % OF PORTFOLIO'S AVERAGE
                                                       DAILY NET ASSETS
                                                       ----------------
     Strategic Income...........................            0.65%

Supplement Dated July 29, 1999

                              SEPARATE ACCOUNT VA-P
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                ------------------------------------------------

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

                                       ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

     Thirteen Sub-Accounts of the Variable Account are available under the Pioneer Vision 2 contract ("the Contract") and Pioneer Vision contract (3023-95), a predecessor contract no longer being sold. (Pioneer Vision 2 and Pioneer Vision - 3023-95 are referred to collectively as "the contracts.") Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust (the "Fund"), an open-end, registered management investment company. The Fund currently consists of the following thirteen investment portfolios: Emerging Markets Portfolio, International Growth Portfolio, Europe Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Swiss Franc Bond Portfolio, Strategic Income Portfolio, America Income Portfolio and the Money Market Portfolio ("Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.

                                       ***

Footnote 21 under "Notes to Financial Statements" on page F-41 is deleted and replaced in its entirety with the following:

21.   EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

During the second quarter of 1999, AFC approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). AFC is pursuing a sale of its EBS business during the second half of 1999. During the third quarter of 1998, the Company ceased writing new premium in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of FAFLIC's group life and health insurance business, including its reinsurance pool business, are reported in the Consolidated Statements of Income as discontinued operations in the second quarter of 1999 in accordance with Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations-Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB No. 30"). At December 31, 1998, the businesses had assets of approximately $480.9 million consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $445.3 million consisting primarily of policy liabilities. Revenues for the discontinued operations were $398.5 million, $389.2 million and $356.4 million for the years ended December 31, 1998, 1997 and 1996, respectively. Net (loss) income for the discontinued operations was ($13.3) million, $16.6 million, and $17.0 million for the years ended December 31, 1998, 1997 and 1996, respectively.

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes include the transfer of FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, from FAFLIC to AFC. FAFLIC has retained its ownership of AFLIAC and certain other subsidiaries. Under an agreement with the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), AFC has contributed to FAFLIC capital of $125.0 million and agreed to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

In 1998, the net income of the subsidiaries, which is included in FAFLIC's net income, to be transferred from FAFLIC to AFC pursuant to the aforementioned change in corporate structure was $95.7 million. As of December 31, 1998, the total assets and total shareholders' equity of these subsidiaries were $4,033.0 million and $1,264.1 million, respectively.

On May 19, 1999, the Federal District Court in Worcester, Massachusetts issued an order relating to the litigation mentioned in Note 18, above, certifying the class for settlement purposes and granting final approval of the settlement agreement.

Prior to the aforementioned change in AFC's corporate structure, on May 5, 1999 and May 11, 1999, Allmerica P&C redeemed 1,273.9 shares and 4,142.0 shares of its issued and outstanding common stock owned by AFC for $50.0 million and $175.0 million, respectively. The May 5, 1999 and May 11, 1999 transactions consisted of cash and short-term securities. After the May 11, 1999 transaction, FAFLIC's ownership of Allmerica P&C increased to 84.52%.


Supplement Dated September 3, 1999

                 PART C. OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B
     Financial Statements for First Allmerica Financial Life Insurance
       Company and
     Financial Statements for Separate Account VA-P of First Allmerica
       Financial Life Insurance Company were previously filed on April 23, 1999 in Post-Effective Amendment No. 1 and are incorporated by reference herein.

     Financial Statements Included in Part C
     None

     (b)  EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 (Registration Statement No. 811-8872) in Post-Effective Amendment No. 9, and is incorporated by reference herein.

     EXHIBIT 2    Not Applicable. Pursuant to Rule 26a-2, the Insurance
                  Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3    (a) Underwriting and Administrative Services Agreement was
                      previously filed on April 24, 1998 (Registration Statement No. 811-8872) in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (b) Wholesaling Agreement was previously filed on October 1,
                      1995 in Registration Statement No. 1 and is incorporated by reference herein. Amendment to Wholesaling Agreement was previously filed on April 24, 1998 (Registration Statement No. 811-8872) in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (c) Revised commission schedule was previously filed on
                      December 8, 1998 in Pre- Effective Amendment No. 1, and is incorporated by reference herein. Sales Agreements with Commission Schedule were previously filed on April 24, 1998 (Registration Statement No.811-8872) in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                  (d) General Agent's Agreement was previously filed on April
                      24, 1998 (Registration Statement No. 811-8872) in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (e) Career Agent Agreement was previously filed on April 24,
                      1998 (Registration Statement No. 811-8872) in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (f) Registered Representative's Agreement was previously filed on April 24, 1998 (Registration Statement No. 811-8872) in Post-Effective Amendment No. 9, and is incorporated by reference herein.

     EXHIBIT 4 Draft Contract Form 3027-98 was previously filed on December 8, 1998 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

     EXHIBIT 5 Application Form SML-1447P was previously filed on December 8, 1998 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

     EXHIBIT 6    (a) The Depositor's restated Articles of Incorporation, were previously filed on October 1, 1995 in Post-Effective Amendment No. 1, and are incorporated by reference herein.

                  (b) The Depositor's revised Bylaws were previously filed on
                      May 1,1996 in Post-Effective Amendment No. 4, and are incorporated by reference herein.

     EXHIBIT 7    Not Applicable.

     EXHIBIT 8    (a) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 (Registration Statement No. 811-8872) in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                  (b) Directors' Power Attorney is filed herewith.

     EXHIBIT 9    Opinion of Counsel is filed herewith.

     EXHIBIT 10   Consent of Independent Accountants is filed herewith.

     EXHIBIT 11   None.

     EXHIBIT 12   None.

     EXHIBIT 13   Not Applicable.

     EXHIBIT 14   Not Applicable.

     EXHIBIT 15 Participation Agreement with Pioneer was previously filed on April 24, 1998 (Registration Statement No. 811-8872) in Post-Effective Amendment No. 9, and is incorporated by reference herein.

ITEM 25.      DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:

     440 Lincoln Street
     Worcester, Massachusetts 01653

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------            ----------------------------------------------
Bruce C. Anderson                         Director (since 1996), Vice President (since 1984) and Assistant
  Director, Vice President and            Secretary (since 1992) of First Allmerica
  Assistant Secretary

Warren E. Barnes                          Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                      First Allmerica
  Corporate Controller

Robert E. Bruce                           Director and Chief Information Officer (since 1997) and Vice
  Director, Vice President and Chief      President (since 1995) of First Allmerica; and Corporate Manager
  Information Officer                     (1979 to 1995) of Digital Equipment Corporation

Mary Eldridge                             Secretary (since 1999) of First Allmerica; Secretary (since
  Secretary                               1999) of Allmerica Investments, Inc., and Secretary (Since 1999)
                                          of Allmerica Financial Investment Management Services, Inc.

John P. Kavanaugh                         Director and Chief Investment Officer (since 1996) and Vice
  Director, Vice President and            President (since 1991) of First Allmerica; and Vice President (since
  Chief Investment Officer                1998) of Allmerica Financial Investment Management Services, Inc.

John F. Kelly                             Director (since 1996), Senior Vice President (since 1986), General
  Director, Senior Vice President,        Counsel (since 1981) and Assistant Secretary (since 1991) of First
  General Counsel and Assistant           Allmerica; Director (since 1985) of Allmerica Investments, Inc.; and
  Secretary                               Director (since 1990) of Allmerica Financial Investment Management
                                          Services, Inc.

J. Barry May                              Director (since 1996) of First Allmerica; Director and President
  Director                                (since 1996) of The Hanover Insurance Company; and Vice President
                                          (1993 to 1996) of the Hanover Insurance Company

James R. McAuliffe                        Director (since 1996) of First Allmerica; Director (since 1992),
  Director                                President (since 1994) and Chief Executive Officer (since 1996) of
                                          Citizens Insurance Company of America

John F. O'Brien                           Director, President and Chief Executive Officer (since 1989) of
  Director, President and Chief           First Allmerica; Director (since 1989) of Allmerica Investments,
  Executive Officer                       Inc.; and Director and Chairman of the Board (since 1990) of
                                          Allmerica Financial Investment Management Services, Inc.

Edward J. Parry, III                      Director and Chief Financial Officer (since 1996) and Vice President
  Director, Vice President,               and Treasurer (since 1993) of First Allmerica; Treasurer (since
  Chief Financial Officer and             1993) of Allmerica Investments, Inc.; and Treasurer (since 1993) of
  Treasurer                               Allmerica Financial Investment Management Services, Inc.

Richard M. Reilly                         Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President             Allmerica; Director (since 1990) of Allmerica Investments, Inc.; and
                                          Director and President (since 1998) of Allmerica Financial
                                          Investment Management Services, Inc.

Robert P. Restrepo, Jr.                   Director and Vice President (since 1998) of First Allmerica; Chief
  Director and Vice President             Executive Officer (1996 to 1998) of Travelers Property & Casualty;
                                          Senior Vice President (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                          Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President             Allmerica; Director (since 1991) of Allmerica Investments, Inc.; and
                                          Director (since 1991) of Allmerica Financial Investment Management
                                          Services, Inc.

Phillip E. Soule                          Director (since 1996) and Vice President (since 1987) of First
  Director and Vice President             Allmerica

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica        Financial      Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
       |                                                               |                                               |
       |                                  ___________________________________________________________          ________________
       |                                          |                    |                  |                            |
       |                                         100%                99.2%               100%                         100%
       |                                      Advantage            Allmerica           Allmerica                First Sterling
       |                                      Insurance              Trust           Financial Life               Reinsurance
       |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
       |                                                                            Annuity Company                 Limited
       |
       |                                       Delaware       Federally Chartered      Delaware                     Bermuda
       |                                                               |
       |                                       ________________________________________________________________
       |                                               |               |               |               |
       |                                              100%            100%            100%            100%
       |                                            Allmerica       Allmerica       Allmerica       Allmerica
       |                                          Investments,     Investment       Financial       Financial
       |                                              Inc.         Management      Investment       Services
       |                                                          Company, Inc.    Management       Insurance
       |                                                                         Services, Inc.    Agency, Inc.
       |
       |                                         Massachusetts   Massachusetts   Massachusetts   Massachusetts
       |
________________________________________________________________
       |              |                |               |
      100%           100%             100%            100%
    Allmerica   Sterling Risk       Allmerica       Allmerica
    Property      Management     Benefits, Inc.       Asset
  & Casualty   Services, Inc.                      Management,
Companies, Inc.                                      Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



_______________   ----------------   ----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          _______________   ________________
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                 FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


   NAME                                        ADDRESS                          TYPE OF BUSINESS
   ----                                        -------                          ----------------
   AAM Equity Fund                             440 Lincoln Street               Massachusetts Grantor Trust
                                               Worcester MA 01653

   AAM Growth & Income Fund, L.P.              440 Lincoln Street               Limited Partnership
                                               Worcester MA 01653

   Allmerica Advantage Network, Inc.           440 Lincoln Street               Insurance Agency
                                               Worcester MA 01653

   AFC Capital Trust I                         440 Lincoln Street               Statutory Business Trust
                                               Worcester MA 01653

   Allmerica Asset Management Limited          440 Lincoln Street               Investment advisory services
                                               Worcester MA 01653

   Allmerica Asset Management, Inc.            440 Lincoln Street               Investment advisory services
                                               Worcester MA 01653

   Allmerica Benefits, Inc.                    440 Lincoln Street               Non-insurance medical services
                                               Worcester MA 01653

   Allmerica Equity Index Pool                 440 Lincoln Street               Massachusetts Grantor Trust
                                               Worcester MA 01653

   Allmerica Financial Alliance Insurance      100 North Parkway                Multi-line property and casualty
   Company                                     Worcester MA 01605               insurance

   Allmerica Financial Benefit Insurance       100 North Parkway                Multi-line property and casualty
   Company                                     Worcester MA 01605               insurance

   Allmerica Financial Corporation             440 Lincoln Street               Holding Company
                                               Worcester MA 01653

   Allmerica Financial Insurance Brokers,      440 Lincoln Street               Insurance Broker
   Inc.                                        Worcester MA 01653

   Allmerica Financial Life Insurance and      440 Lincoln Street               Life insurance, accident and
   Annuity Company (formerly known             Worcester MA 01653               health insurance,
   as SMA Life Assurance Company)                                               annuities,variable annuities and
                                                                                variable life insurance

   Allmerica Financial Services Insurance      440 Lincoln Street               Insurance Agency
   Agency, Inc.                                Worcester MA 01653

   Allmerica Funding Corp.                     440 Lincoln Street               Special purpose funding vehicle
                                               Worcester MA 01653               for commercial paper

   Allmerica, Inc.                             440 Lincoln Street               Common employer for Allmerica
                                               Worcester MA 01653               Financial Corporation
                                                                                entities

   Allmerica Financial Investment              440 Lincoln Street               Investment advisory services
   Management Services, Inc.                   Worcester MA 01653
   (formerly known as Allmerica
   Institutional Services, Inc.)

   Allmerica Investment Management             440 Lincoln Street               Investment advisory services
   Company, Inc.                               Worcester MA 01653

   Allmerica Investments, Inc.                 440 Lincoln Street               Securities, retail broker-dealer
                                               Worcester MA 01653

   Allmerica Investment Trust                  440 Lincoln Street               Investment Company
                                               Worcester MA 01653

   Allmerica Plus Insurance Agency, Inc.       440 Lincoln Street               Insurance Agency
                                               Worcester MA 01653

   Allmerica Property & Casualty               440 Lincoln Street               Holding Company
   Companies, Inc.                             Worcester MA 01653

   Allmerica Securities Trust                  440 Lincoln Street               Investment Company
                                               Worcester MA 01653

   Allmerica Services Corporation              440 Lincoln Street               Internal administrative services
                                               Worcester MA 01653               provider to Allmerica Financial
                                                                                Corporation entities

   Allmerica Trust Company, N.A.               440 Lincoln Street               Limited purpose national trust
                                               Worcester MA 01653               company

   AMGRO, Inc.                                 100 North Parkway                Premium financing
                                               Worcester MA 01605

   Citizens Corporation                        440 Lincoln Street               Holding Company
                                               Worcester MA 01653

   Citizens Insurance Company of America       645 West Grand River             Multi-line property and casualty
                                               Howell MI 48843                  insurance


   Citizens Insurance Company of Illinois      333 Pierce Road                  Multi-line property and casualty
                                               Itasca IL 60143                  insurance

   Citizens Insurance Company of the           3950 Priority Way South          Multi-line property and casualty
   Midwest                                     Drive, Suite 200                 insurance
                                               Indianapolis IN 46280

   Citizens Insurance Company of Ohio          8101 N. High Street              Multi-line property and casualty
                                               P.O. Box 342250                  insurance
                                               Columbus OH 43234

   Citizens Management, Inc.                   645 West Grand River             Services management company
                                               Howell MI 48843

                                               5421 Avenida Encinas
  Financial Profiles                           Carlsbad, CA  92008             Computer software company

   First Allmerica Financial Life              440 Lincoln Street               Life, pension, annuity, accident
   Insurance Company (formerly State           Worcester MA 01653               and health insurance company
   Mutual Life Assurance Company of
   America)

   First Sterling Limited                      440 Lincoln Street               Holding Company
                                               Worcester MA 01653

   First Sterling Reinsurance Company          440 Lincoln Street               Reinsurance Company
   Limited                                     Worcester MA 01653

   Greendale Special Placements Fund           440 Lincoln Street               Massachusetts Grantor Trust
                                               Worcester MA 01653

   The Hanover American Insurance              100 North Parkway                Multi-line property and casualty
   Company                                     Worcester MA 01605               insurance

   The Hanover Insurance Company               100 North Parkway                Multi-line property and casualty
                                               Worcester MA 01605               insurance

   Hanover Texas Insurance Management          801 East Campbell Road           Attorney-in-fact for Hanover
   Company, Inc.                               Richardson TX 75081              Llyod's Insurance Company

   Hanover Lloyd's Insurance Company           801 East Campbell Road           Multi-line property and casualty
                                               Richardson TX 75081              insurance

   Lloyds Credit Corporation                   440 Lincoln Street               Premium financing service
                                               Worcester MA 01653               franchises

   Massachusetts Bay Insurance Company         100 North Parkway                Multi-line property and casualty
                                               Worcester MA 01605               insurance

   Sterling Risk Management Services, Inc.     440 Lincoln Street               Risk management services
                                               Worcester MA 01653

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of July 31, 1999, the Variable Account had 55 Qualified Contract holders and 237 Non-Qualified Contract holders.

ITEM 28.      INDEMNIFICATION

         To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director.

         1. for and breach of the director's duty of loyalty to the Company or its policyholders;

         2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

         3. for liability, if any, imposed on directors of insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c. 156B
              Section 62;

         4. for any transactions from which the director derived an improper personal benefit.

ITEM 29       PRINCIPAL UNDERWRITERS

a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          X VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company

          X  Allmerica Investment Trust

(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:

    440 Lincoln Street
    Worcester, Massachusetts 01653

NAME                        POSITION OR OFFICE WITH UNDERWRITER
----                        -----------------------------------

Emil J. Aberizk, Jr.       Vice President

Edward T. Berger           Vice President and Chief Compliance Officer

Mary Eldridge              Secretary

Philip L. Heffernan        Vice President

John F. Kelly              Director

Daniel Mastrototaro        Vice President

William F. Monroe, Jr.     Vice President

David J. Mueller           Vice President and Controller

John F. O'Brien            Director

Stephen Parker             President, Director and Chief Executive Officer

Edward J. Parry, III       Treasurer

Richard M. Reilly          Director

Eric A. Simonsen           Director

Mark G. Steinberg          Senior Vice President

(c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1998. No commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.      MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's variable accounts.

ITEM 32.      UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company and the Registrant hereby represent that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 15th day of July, 1999.


                              SEPARATE ACCOUNT VA-P OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                       By: /s/ Mary Eldridge
                                           -------------------------------
                                           Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                               TITLE                                         DATE
----------                               -----                                         -----
/s/ Warren E. Barnes                     Vice President and Corporate Controller       July 15, 1999
---------------------------
Warren E. Barnes

Edward J. Parry III*                     Director, Vice President, Chief Financial
---------------------------              Officer and Treasurer


Richard M. Reilly*                       Director and Vice President
--------------------------


John F. O'Brien*                         Director, President and Chief Executive
--------------------------               Officer

Bruce C. Anderson*
--------------------------               Director and Vice President

Robert E. Bruce*
--------------------------               Director, Vice President and Chief
                                         Information Officer

John P. Kavanaugh*                       Director, Vice President and
--------------------------               Chief Investment Officer


John F. Kelly*                           Director, Senior Vice President and
--------------------------               General Counsel

J. Barry May*                            Director
--------------------------

James R. McAuliffe*                      Director
--------------------------

Robert P. Restrepo, Jr.*                 Director and Vice President
--------------------------

Eric A. Simonsen*                        Director and Vice President
--------------------------

Phillip E. Soule*                        Director and Vice President
--------------------------


* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated July 1, 1999 duly executed by such persons.

/s/ Sheila B. St. Hilaire
    -----------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-64833)

                        EXHIBIT TABLE

Exhibit 8(b)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants